                                ING EQUITY TRUST
                              ING Convertible Fund
                          ING MidCap Opportunities Fund
                          ING MidCap Value Choice Fund

                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund

                         Supplement dated June 21, 2006
            to the Class A, Class B, Class C and Class M Prospectus,
                   Class I Prospectus, and Class Q Prospectus
                          Each dated September 30, 2005

ING CONVERTIBLE FUND

1. On March 16, 2006 and March 30, 2006, the Board of Trustees of ING Equity Trust and the Board of Directors of ING Series Fund, Inc., respectively, approved a proposal to reorganize ING Convertible Fund ("Disappearing Fund") into ING Balanced Fund ("Surviving Fund"):

  DISAPPEARING FUND      SURVIVING FUND
--------------------   -----------------
ING Convertible Fund   ING Balanced Fund

     The proposed reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 9, 2006.

Effective January 1, 2006, pursuant to a side agreement, the expense limits for ING Convertible Fund were lowered to 1.27%, 2.02%, 2.02%, and 1.27% for Class A, Class B, Class C, and Class Q shares, respectively, through December 31, 2006.

2. The fifth and sixth sentences of footnote (2) to the table entitled "What You Pay to Invest - Operating Expenses Paid Each Year by the Funds" on page 34 of the Class A, Class B, Class C and Class M Prospectus are hereby deleted and replaced with the following:

          Effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Convertible Fund to 1.27%, 2.02%, and 2.02% for Class A, Class B, and Class C shares, respectively, through December 31, 2006. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Convertible Fund's expense limitation agreement of 1.60%, 2.25%, and 2.25% for Class A, Class B, and Class C shares, respectively.

3. The ninth and tenth sentences of footnote (3) to the table entitled "What You Pay to Invest - Operating Expenses Paid Each Year by the Funds" on page 20 of the Class Q Prospectus are hereby deleted and replaced with the following:

          Additionally, effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING Convertible Fund to 1.27% for Class Q shares through December 31, 2006. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING Convertible Fund's expense limitation agreement of 1.50% for Class Q shares.

ING MIDCAP OPPORTUNITIES FUND

Effective January 1, 2006, pursuant to a side agreement, the expense limits for ING MidCap Opportunities Fund were lowered to 1.25%, 2.00%, 2.00%, 1.00%, and 1.25% for Class A, Class B, Class C, Class I, and Class Q shares, respectively, through December 31, 2006.

1. The ninth and tenth sentences of footnote (2) to the table entitled "What You Pay to Invest - Operating Expenses Paid Each Year by the Funds" on page 34 of the Class A, Class B, Class C and Class M Prospectus are hereby deleted and replaced with the following:

          Additionally, effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING MidCap Opportunities Fund to 1.25%, 2.00%, and 2.00% for Class A, Class B, and Class C shares, respectively, through December 31, 2006. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING MidCap Opportunities Fund's expense limitation agreement of 1.75%, 2.45%, and 2.45% for Class A, Class B, and Class C shares, respectively.

2. The fifth and sixth sentences of footnote (2), to the table entitled "What You Pay to Invest - Operating Expenses Paid Each Year by the Funds" on page 26 of the Class I Prospectus are hereby deleted and replaced with the following:

          Effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING MidCap Opportunities Fund to 1.00% for Class I shares through December 31, 2006. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING MidCap Opportunities Fund's expense limitation agreement of 1.45% for Class I shares.

3. The seventh and eighth sentences of footnote (3) to the table entitled "What You Pay to Invest - Operating Expenses Paid Each Year by the Funds" on page 20 of the Class Q Prospectus are hereby deleted and replaced with the following:

          Additionally, effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING MidCap Opportunities Fund to 1.25% for Class Q shares through December 31, 2006. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING MidCap Opportunities Fund's expense limitation agreement of 1.60% for Class Q shares.

ING MIDCAP VALUE CHOICE FUND

Effective March 1, 2006, Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, organized an indirect, wholly-owned subsidiary, Tradewinds NWQ Global Investors, LLC ("Tradewinds"). Tradewinds is an investment management organization focused on international/global investing across all capitalizations. As a result, sub-advisory responsibilities for ING MidCap Value Choice Fund were transferred to Tradewinds effective April 3, 2006.

1. All references to "NWQ Investment Management Company, LLC" and "NWQ" as sub-adviser to ING MidCap Value Choice Fund are hereby deleted and replaced with "Tradewinds NWQ Global Investors, LLC" and "Tradewinds," respectively.

2. The sub-section entitled "ING MidCap Value Choice Fund" under the section entitled "Management of the Funds - Adviser and Sub-Adviser" on page 55 of the Class A, Class B, Class C and Class M Prospectus and on page 41 of the Class I Prospectus is here by deleted in its entirety.

3. The following new sub-section is inserted after the sub-section entitled "NWQ Investment Management Company, LLC" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 55 of the Class A, Class B, Class C and Class M Prospectus and on pages 40 and 41 of the Class I Prospectus:

          TRADEWINDS NWQ GLOBAL INVESTORS, LLC

          Tradewinds NWQ Global Investors, LLC ("Tradewinds" or "Sub-Adviser"), a Delaware Limited Liability Corporation, serves as Sub-Adviser to ING MidCap Value Choice Fund. Tradewinds is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's Board.

          Launched in March 2006, Tradewinds serves institutions and private clients worldwide. Tradewinds is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.

          As of March 1, 2006, Tradewinds managed approximately $15.7 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067.

          ING MIDCAP VALUE CHOICE FUND

          David B. Iben, CFA, Managing Director & Chief Investment Officer, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Iben has managed the Fund since its inception in February 2005. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Previously, Mr. Iben was Managing Director/Portfolio Manager at NWQ from 2000 to 2006.

4. Footnote reference (4) and the corresponding footnote are added to the "Average Annual Total Returns" and "Annual Total Returns" tables in the sub-section entitled "Performance of Similar Mid Cap Value Accounts Managed by NWQ" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on pages 55 and 56 of the Class A, Class B, Class C and Class M Prospectus and on pages 40 and 41 of the Class I Prospectus:

          (4) Performance results from November 1, 2000 - February 28, 2006, represent the performance of the previous sub-adviser, NWQ Investment Management Company, LLC, Tradewinds' affiliate.

ING MAGNACAP FUND

1. Effective April 28, 2006, Michael Leskinen, CFA serves as an Assistant Portfolio Manager to ING MagnaCap Fund. The following sub-section entitled "ING MagnaCap Fund" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on pages 48 and 35 of the Class A, Class B, Class C and Class M Prospectus and Class I Prospectus, respectively is hereby deleted in its entirety and replaced with the following:

          ING MAGNACAP FUND

          The following individuals are responsible for the day-to-day management of MagnaCap Fund:

          Scott Lewis, Senior Portfolio Manager, has managed the Fund since 2005. Mr. Lewis joined ING IM in May 2004 and has over 22 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management ("CSAM"), where he worked for 18 years both with CSAM and its predecessor, Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

          Michael Leskinen, CFA, Assistant Portfolio Manager, has been assisting with the management of the Fund since April 2006. He joined ING IM as a Research Analyst covering the financial services sector in December 2001, coming from Federated Investors where he worked for one year. In his role, he provides investment research and stock recommendations to various large cap equity strategies. Previously, Mr. Leskinen worked at Citigroup and Bank One.

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

                                ING EQUITY TRUST
                              ING Convertible Fund
                          ING MidCap Opportunities Fund
                          ING MidCap Value Choice Fund

                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund

                         Supplement dated June 21, 2006
    to the Class A, Class B, Class C, Class I, Class M, Class O, and Class Q
                   Statement of Additional Information ("SAI")
                            Dated September 30, 2005

ING CONVERTIBLE FUND

1. On March 16, 2006 and March 30, 2006, the Board of Trustees of ING Equity Trust and the Board of Directors of ING Series Fund, Inc., respectively, approved a proposal to reorganize ING Convertible Fund ("Disappearing Fund") into ING Balanced Fund ("Surviving Fund").

  DISAPPEARING FUND      SURVIVING FUND
--------------------   -----------------
ING Convertible Fund   ING Balanced Fund

     The proposed reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 9, 2006.

ING CONVERTIBLE FUND AND ING MIDCAP OPPORTUNITIES FUND

Effective January 1, 2006, pursuant to a side agreement, the expense limits for ING Convertible Fund were lowered to 1.27%, 2.02%, 2.02%, and 1.27% for Class A, Class B, Class C, and Class Q shares, respectively, through and including December 31, 2006. Additionally, the expense limits for ING MidCap Opportunities Fund were lowered to 1.25%, 2.00%, 2.00%, 1.00%, and 1.25% for Class A, Class B, Class C, Class I, and Class Q shares, respectively, through December 31, 2006.

1. The following is inserted after the last sentence of footnote (1) under the section entitled "Expense Limitation Agreements" on page 61 of the SAI:

          Additionally, effective January 1, 2006, pursuant to a side agreement, ING Investments, LLC has further lowered the contractual expense limits for Convertible Fund and MidCap Opportunities Fund through December 31, 2006. The new expense limits for Convertible Fund are 1.27%, 2.02%, 2.02%, and 1.27% for Class A, Class B, Class C, and Class Q shares, respectively. The new expense limits for MidCap Opportunities Fund are 1.25%, 2.00%, 2.00%, 1.00%, and 1.25% for Class A, Class B, Class C, Class I, and Class Q shares, respectively. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. If, after December 31, 2006, ING Investments, LLC elects not to renew the side agreement the expense limits will revert to the limits listed in the table above. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

ING MIDCAP VALUE CHOICE FUND

Effective March 1, 2006, Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, organized an indirect, wholly-owned subsidiary, Tradewinds NWQ Global Investors, LLC ("Tradewinds"). Tradewinds is an investment management organization focused on international/global investing across all capitalization levels. As a result, sub-advisory responsibilities for ING MidCap Value Choice Fund were transferred to Tradewinds effective April 3, 2006.

1. All references to "NWQ Investment Management Company, LLC" and "NWQ" as sub-adviser to ING MidCap Value Choice Fund are hereby deleted and replaced with "Tradewinds NWQ Global Investors, LLC" and "Tradewinds," respectively.

2. The sub-section entitled "Compensation" under the section entitled "Portfolio Managers" beginning on page 55 of the SAI in reference to ING MidCap Value Choice Fund is hereby deleted in its entirety and replaced with the following:

          Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

          The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. Tradewinds is an indirect wholly-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.

ING MAGNACAP FUND

1. Effective April 28, 2006, Michael Leskinen, CFA serves as an Assistant Portfolio Manager to ING MagnaCap Fund. The following is hereby inserted into the sub-sections entitled "Other Managed Accounts" and "Ownership of Securities" under the section entitled "Portfolio Managers" found on pages 46 and 48, respectively, of the SAI:

Other Managed Accounts

                           REGISTERED INVESTMENT            OTHER POOLED
                                 COMPANIES              INVESTMENT VEHICLES            OTHER ACCOUNTS
                         -------------------------   -------------------------   -------------------------
                         NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER         ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
-----------------        ---------   -------------   ---------   -------------   ---------   -------------
Michael Leskinen, CFA*      N/A            $0           N/A            $0           N/A            $0

*    As of December 31, 2005

Ownership of Securities

                          DOLLAR RANGE OF
PORTFOLIO MANAGER        FUND SHARES OWNED
-----------------        -----------------
Michael Leskinen, CFA*          None

*    As of December 31, 2005

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